First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 91.7%
	Aerospace & Defense – 1.4%
$865,000	Axon Enterprise, Inc. (a)	0.50%	12/15/27	$894,843
560,000	Parsons Corp.	0.25%	08/15/25	655,480
				1,550,323
	Air Freight & Logistics – 1.1%
654,000	Air Transport Services Group, Inc.	1.13%	10/15/24	630,718
510,000	ZTO Express Cayman, Inc. (a)	1.50%	09/01/27	538,305
				1,169,023
	Automobile Components – 0.4%
443,000	Patrick Industries, Inc.	1.75%	12/01/28	450,531
	Automobiles – 1.9%
1,005,000	Ford Motor Co.	(b)	03/15/26	1,030,125
619,000	Rivian Automotive, Inc. (a)	4.63%	03/15/29	1,000,613
				2,030,738
	Banks – 1.4%
421,000	Barclays Bank PLC	(b)	02/04/25	728,656
593,000	JPMorgan Chase Financial Co. LLC	0.50%	06/15/27	764,970
				1,493,626
	Biotechnology – 6.2%
545,000	Alnylam Pharmaceuticals, Inc. (a)	1.00%	09/15/27	534,539
405,000	Ascendis Pharma A/S	2.25%	04/01/28	369,309
816,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	797,525
555,000	Bridgebio Pharma, Inc.	2.25%	02/01/29	451,468
225,000	Cytokinetics, Inc.	3.50%	07/01/27	209,360
928,000	Exact Sciences Corp.	0.38%	03/01/28	967,321
366,000	Exact Sciences Corp. (a)	2.00%	03/01/30	516,609
945,000	Halozyme Therapeutics, Inc. (a)	1.00%	08/15/28	948,308
745,000	Insmed, Inc.	0.75%	06/01/28	644,425
309,000	Natera, Inc.	2.25%	05/01/27	423,795
210,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	288,435
486,000	Sarepta Therapeutics, Inc. (a)	1.25%	09/15/27	516,685
				6,667,779
	Broadline Retail – 0.7%
245,000	MercadoLibre, Inc.	2.00%	08/15/28	698,985
	Capital Markets – 1.9%
550,000	Coinbase Global, Inc.	0.50%	06/01/26	423,728
540,000	Morgan Stanley Finance LLC	1.00%	11/23/27	565,777
780,000	Morgan Stanley Finance LLC	0.13%	02/07/28	1,008,353
				1,997,858
	Chemicals – 0.6%
218,000	Livent Corp.	4.13%	07/15/25	628,385
	Communications Equipment – 0.7%
800,000	Lumentum Holdings, Inc. (a)	1.50%	12/15/29	789,200
	Construction & Engineering – 0.5%
488,000	Granite Construction, Inc. (a)	3.75%	05/15/28	536,336
	Consumer Finance – 2.6%
407,000	Bread Financial Holdings, Inc. (a)	4.25%	06/15/28	506,308

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Consumer Finance (Continued)
$817,000	LendingTree, Inc.	0.50%	07/15/25	$637,260
1,050,000	SoFi Technologies, Inc. (a)	(b)	10/15/26	898,800
944,000	Upstart Holdings, Inc.	0.25%	08/15/26	700,920
				2,743,288
	Consumer Staples Distribution & Retail – 0.5%
554,000	Chefs’ (The) Warehouse, Inc. (a)	2.38%	12/15/28	586,409
	Diversified Consumer Services – 0.5%
525,000	Stride, Inc.	1.13%	09/01/27	512,925
	Electric Utilities – 0.5%
570,000	Duke Energy Corp. (a)	4.13%	04/15/26	562,590
	Electrical Equipment – 1.0%
470,000	Array Technologies, Inc.	1.00%	12/01/28	484,570
515,000	Bloom Energy Corp. (a)	3.00%	06/01/28	620,249
				1,104,819
	Electronic Equipment, Instruments & Components – 0.5%
550,000	Itron, Inc.	(b)	03/15/26	499,469
	Energy Equipment & Services – 1.5%
425,000	Helix Energy Solutions Group, Inc.	6.75%	02/15/26	654,075
512,000	Transocean, Inc.	4.00%	12/15/25	966,436
				1,620,511
	Entertainment – 3.2%
580,000	IMAX Corp.	0.50%	04/01/26	545,954
980,000	Liberty Media Corp. (a)	0.50%	12/01/50	1,067,612
930,000	Liberty Media Corp.-Liberty Formula One (a)	2.25%	08/15/27	983,940
770,000	Sea Ltd.	2.38%	12/01/25	831,600
				3,429,106
	Financial Services – 0.5%
685,000	Repay Holdings Corp. (a)	(b)	02/01/26	567,249
	Food Products – 0.6%
635,000	Post Holdings, Inc. (a)	2.50%	08/15/27	634,365
	Ground Transportation – 1.6%
1,748,000	Uber Technologies, Inc.	(b)	12/15/25	1,687,496
	Health Care Equipment & Supplies – 9.2%
903,000	Alphatec Holdings ,Inc.	0.75%	08/01/26	1,046,456
930,000	CONMED Corp.	2.25%	06/15/27	980,685
2,100,000	DexCom, Inc.	0.25%	11/15/25	2,219,735
1,250,000	DexCom, Inc. (a)	0.38%	05/15/28	1,262,500
155,000	Envista Holdings Corp.	2.38%	06/01/25	262,829
745,000	Haemonetics Corp.	(b)	03/01/26	648,185
731,000	Insulet Corp.	0.38%	09/01/26	971,864
720,000	Integer Holdings Corp. (a)	2.13%	02/15/28	880,560
728,000	Lantheus Holdings, Inc. (a)	2.63%	12/15/27	971,352
512,000	TransMedics Group, Inc. (a)	1.50%	06/01/28	626,776
				9,870,942
	Health Care REITs – 0.8%
858,000	Ventas Realty L.P. (a)	3.75%	06/01/26	885,456

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Hotel & Resort REITs – 1.0%
$512,000	Pebblebrook Hotel Trust	1.75%	12/15/26	$449,028
745,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	633,197
				1,082,225
	Hotels, Restaurants & Leisure – 6.8%
675,000	Booking Holdings, Inc.	0.75%	05/01/25	1,095,188
747,000	Carnival Corp. (a)	5.75%	12/01/27	1,244,875
630,000	Cheesecake (The) Factory, Inc.	0.38%	06/15/26	535,500
793,000	DraftKings Holdings, Inc.	(b)	03/15/28	617,747
430,000	H World Group Ltd.	3.00%	05/01/26	552,765
540,000	Marriott Vacations Worldwide Corp.	(b)	01/15/26	512,730
425,000	NCL Corp., Ltd.	5.38%	08/01/25	593,300
737,000	NCL Corp., Ltd.	1.13%	02/15/27	692,473
626,000	Royal Caribbean Cruises Ltd. (a)	6.00%	08/15/25	1,439,174
				7,283,752
	Independent Power & Renewable Electricity Producers – 0.4%
524,000	Sunnova Energy International, Inc. (a)	2.63%	02/15/28	425,029
	Interactive Media & Services – 3.4%
1,305,000	Liberty TripAdvisor Holdings, Inc. (a)	0.50%	06/30/51	1,087,065
510,000	Match Group Financeco 3, Inc. (a)	2.00%	01/15/30	477,572
2,870,000	Snap, Inc.	0.13%	03/01/28	2,075,010
				3,639,647
	IT Services – 2.9%
575,000	Akamai Technologies, Inc.	0.13%	05/01/25	630,119
1,100,000	DigitalOcean Holdings, Inc.	(b)	12/01/26	875,867
565,000	MongoDB, Inc.	0.25%	01/15/26	1,155,566
530,000	Perficient, Inc.	0.13%	11/15/26	421,889
				3,083,441
	Leisure Products – 0.4%
368,000	Topgolf Callaway Brands Corp.	2.75%	05/01/26	478,952
	Media – 1.7%
1,155,000	Cable One, Inc.	1.13%	03/15/28	886,462
897,000	Liberty Broadband Corp. (a)	3.13%	03/31/53	915,837
				1,802,299
	Metals & Mining – 2.1%
195,000	ATI, Inc.	3.50%	06/15/25	607,620
400,000	Glencore Funding LLC, Series GLEN (c)	(b)	03/27/25	429,868
323,000	Ivanhoe Mines Ltd. (a)	2.50%	04/15/26	494,323
738,000	MP Materials Corp. (a)	0.25%	04/01/26	673,847
				2,205,658
	Oil, Gas & Consumable Fuels – 3.1%
321,000	EQT Corp.	1.75%	05/01/26	927,294
1,145,000	Northern Oil and Gas, Inc. (a)	3.63%	04/15/29	1,400,814
403,000	Pioneer Natural Resources Co.	0.25%	05/15/25	968,581
				3,296,689
	Passenger Airlines – 2.0%
695,000	American Airlines Group, Inc.	6.50%	07/01/25	854,155
646,000	JetBlue Airways Corp.	0.50%	04/01/26	527,004

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Passenger Airlines (Continued)
$739,000	Southwest Airlines Co.	1.25%	05/01/25	$814,932
				2,196,091
	Personal Care Products – 0.9%
1,275,000	Beauty Health Co. (The) (a)	1.25%	10/01/26	1,013,625
	Pharmaceuticals – 1.2%
777,000	Jazz Investments I Ltd.	2.00%	06/15/26	808,080
468,000	Revance Therapeutics, Inc.	1.75%	02/15/27	475,722
				1,283,802
	Professional Services – 2.4%
698,000	Affirm Holdings, Inc.	(b)	11/15/26	520,882
277,000	KBR, Inc.	2.50%	11/01/23	672,279
1,225,000	Shift4 Payments, Inc.	(b)	12/15/25	1,336,475
				2,529,636
	Real Estate Management & Development – 1.5%
1,075,000	Zillow Group, Inc.	2.75%	05/15/25	1,181,963
300,000	Zillow Group, Inc.	1.38%	09/01/26	399,450
				1,581,413
	Semiconductors & Semiconductor Equipment – 6.3%
399,000	Impinj, Inc.	1.13%	05/15/27	375,647
460,000	MACOM Technology Solutions Holdings, Inc.	0.25%	03/15/26	478,630
1,227,000	Microchip Technology, Inc.	0.13%	11/15/24	1,416,418
2,177,000	ON Semiconductor Corp. (a)	0.50%	03/01/29	2,661,767
400,000	SK Hynix, Inc. (c)	1.75%	04/11/30	529,009
345,000	SolarEdge Technologies, Inc.	(b)	09/15/25	390,195
1,050,000	Wolfspeed, Inc. (a)	1.88%	12/01/29	909,300
				6,760,966
	Software – 13.3%
1,015,000	Bentley Systems, Inc.	0.13%	01/15/26	1,040,515
855,000	Bill.com Holdings, Inc.	(b)	12/01/25	920,835
508,000	Cerence, Inc. (a)	1.50%	07/01/28	492,760
985,000	CyberArk Software Ltd.	(b)	11/15/24	1,157,966
797,000	Datadog, Inc.	0.13%	06/15/25	1,096,493
690,000	Dropbox, Inc.	(b)	03/01/28	668,265
570,000	Envestnet, Inc. (a)	2.63%	12/01/27	615,600
441,000	HubSpot, Inc.	0.38%	06/01/25	915,737
704,000	MicroStrategy, Inc.	0.75%	12/15/25	899,017
1,023,000	Palo Alto Networks, Inc.	0.38%	06/01/25	2,576,425
1,575,000	Splunk, Inc.	1.13%	09/15/25	1,577,953
500,000	Tyler Technologies, Inc.	0.25%	03/15/26	502,750
590,000	Workiva, Inc.	1.13%	08/15/26	849,083
776,000	Zscaler, Inc.	0.13%	07/01/25	956,745
				14,270,144
	Specialty Retail – 2.5%
880,000	Burlington Stores, Inc.	2.25%	04/15/25	956,450
915,000	Wayfair, Inc. (a)	1.00%	08/15/26	798,029

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Specialty Retail (Continued)
$515,000	Wayfair, Inc. (a)	3.50%	11/15/28	$959,812
				2,714,291
	Total Convertible Corporate Bonds			98,365,069
	(Cost $89,571,910)
Shares	Description	Stated Rate	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES – 6.1%
	Banks – 2.8%
751	Bank of America Corp., Series L	7.25%	(d)	914,718
1,745	Wells Fargo & Co., Series L	7.50%	(d)	2,057,338
				2,972,056
	Capital Markets – 0.8%
12,500	KKR & Co., Inc., Series C	6.00%	09/15/23	873,250
	Construction & Engineering – 0.2%
150	Fluor Corp.	6.50%	(d)	211,146
	Electric Utilities – 1.1%
26,205	NextEra Energy, Inc.	6.93%	09/01/25	1,198,355
	Independent Power & Renewable Electricity Producers – 0.4%
4,155	AES (The) Corp.	6.88%	02/15/24	355,626
	Machinery – 0.8%
12,165	Chart Industries, Inc., Series B	6.75%	12/15/25	878,191
	Total Convertible Preferred Securities			6,488,624
	(Cost $6,404,096)
	Total Investments – 97.8%			104,853,693
	(Cost $95,976,006)

Net Other Assets and Liabilities – 2.2%	2,409,442
Net Assets – 100.0%	$107,263,135

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $32,939,033 or 30.7% of net assets.
(b)	Zero coupon security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Perpetual maturity.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 98,365,069	$ —	$ 98,365,069	$ —
Convertible Preferred Securities:
Construction & Engineering	211,146	—	211,146	—
Other Industry Categories*	6,277,478	6,277,478	—	—
Total Investments	$ 104,853,693	$ 6,277,478	$ 98,576,215	$—

*	See Portfolio of Investments for industry breakout.